Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Category and Business Unit
The following tables set forth reported revenue by category and by business unit. Intercompany transactions between segments and the dual reporting of certain advertising revenues are included in “Eliminations and consolidations.” Intercompany transactions between Turner, Home Box Office and Warner Bros., including internal sales to HBO Max that began in the fourth quarter of 2019, are included in “Eliminations and Other.”

For the year ended December 31, 2020
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$55,251	$—	$—	$—	$—	$—	$291	$—	$17,022	$72,564
Business Wireline	—	24,313	—	—	—	—	—	—	770	25,083
Consumer Wireline	—	—	8,534	2,213	—	—	—	1,564	7	12,318
WarnerMedia
Turner	—	—	—	—	7,613	759	3,941	255	—	12,568
Home Box Office	—	—	—	—	6,090	692	—	26	—	6,808
Warner Bros.	—	—	—	—	50	11,632	6	466	—	12,154
Eliminations and Other[1]	—	—	—	—	12	(3,264)	2,178	(14)	—	(1,088)
Latin America
Vrio	—	—	—	—	3,154	—	—	—	—	3,154
Mexico	1,656	—	—	—	—	—	—	—	906	2,562
Corporate and Other	528	321	—	554	26,747	—	1,718	661	288	30,817
Eliminations and consolidations[2]	—	—	—	—	(3,110)	—	(1,718)	(352)	—	(5,180)
Total Operating Revenues	$57,435	$24,634	$8,534	$2,767	$40,556	$9,819	$6,416	$2,606	$18,993	$171,760
[1]Eliminations and other of $3,264 include Warner Bros. content sales of approximately $2,250 with HBO Max, $600 with HBO linear and $300 with Turner.
[2]Eliminations and consolidations of $3,110 include approximately $1,500 and $950 of Turner and HBO linear channel distribution arrangements with the Video business, respectively. HBO customer subscriptions were approximately $290 with Mobility and $180 with Consumer Wireline.

For the year ended December 31, 2019
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$55,039	$—	$—	$—	$—	$—	$292	$—	$15,725	$71,056
Business Wireline	—	25,116	—	—	—	—	—	—	785	25,901
Consumer Wireline	—	—	8,403	2,573	—	—	—	2,029	7	13,012
WarnerMedia
Turner	—	—	—	—	7,736	481	4,566	339	—	13,122
Home Box Office	—	—	—	—	5,814	925	—	10	—	6,749
Warner Bros.	—	—	—	—	88	13,532	41	697	—	14,358
Eliminations and Other[1]	—	—	—	—	13	(1,058)	2,071	4	—	1,030
Latin America
Vrio	—	—	—	—	4,094	—	—	—	—	4,094
Mexico	1,863	—	—	—	—	—	—	—	1,006	2,869
Corporate and Other	628	325	—	565	30,451	—	1,672	443	171	34,255
Eliminations and consolidations[2]	—	—	—	—	(3,249)	—	(1,672)	(332)	—	(5,253)
Total Operating Revenues	$57,530	$25,441	$8,403	$3,138	$44,947	$13,880	$6,970	$3,190	$17,694	$181,193
[1]Eliminations and other of $1,058 include Warner Bros. content sales of approximately $500 with HBO linear and $350 with Turner.
[2]Eliminations and consolidations of $3,249 include approximately $1,740 and $1,320 of Turner and HBO linear channel distribution arrangements with the Video business, respectively.

For the year ended December 31, 2018
	Service Revenues
	Wireless	Business	Advanced Data	Legacy Voice & Data	Subscription	Content	Advertising	Other	Equipment	Total
Communications
Mobility	$54,063	$—	$—	$—	$—	$—	$232	$—	$16,226	$70,521
Business Wireline	—	25,671	—	—	—	—	—	—	823	26,494
Consumer Wireline	—	—	7,956	3,042	—	—	—	2,101	9	13,108
WarnerMedia
Turner	—	—	—	—	4,207	295	2,330	147	—	6,979
Home Box Office	—	—	—	—	3,201	391	—	6	—	3,598
Warner Bros.	—	—	—	—	47	8,216	53	387	—	8,703
Eliminations and Other[1]	—	—	—	—	6	(518)	1,807	10	—	1,305
Latin America
Vrio	—	—	—	—	4,784	—	—	—	—	4,784
Mexico	1,701	—	—	—	—	—	—	—	1,167	2,868
Corporate and Other	718	395	—	288	31,768	—	1,595	845	186	35,795
Eliminations and consolidations[2]	—	—	—	—	(1,843)	—	(1,595)	39	—	(3,399)
Total Operating Revenues	$56,482	$26,066	$7,956	$3,330	$42,170	$8,384	$4,422	$3,535	$18,411	$170,756
[1]Eliminations and other of $518 include Warner Bros. content sales of approximately $225 with HBO linear and $225 with Turner.
[2]Eliminations and consolidations of $1,843 include approximately $1,000 and $700 of Turner and HBO linear channel distribution arrangements with the Video business, respectively.

Schedule of Deferred Customer Contract Acquisition and Fulfillment Costs
The following table presents the deferred customer contract acquisition and fulfillment costs included on our consolidated balance sheets at December 31:

Consolidated Balance Sheets	2020	2019
Deferred Acquisition Costs
Other current assets	$3,087	$2,462
Other Assets	3,198	2,991
Total deferred customer contract acquisition costs	$6,285	$5,453

Deferred Fulfillment Costs
Other current assets	$4,118	$4,519
Other Assets	5,634	6,439
Total deferred customer contract fulfillment costs	$9,752	$10,958

The following table presents amortization of deferred customer contract acquisition and fulfillment costs, which are recorded in other cost of revenues in our consolidated statements of income, for the year ended December 31:

Consolidated Statements of Income	2020	2019
Deferred acquisition cost amortization	$2,755	$2,174
Deferred fulfillment cost amortization	5,110	4,947

Schedule of Contract Assets and Liabilities
The following table presents contract assets and liabilities on our consolidated balance sheets at December 31:

Consolidated Balance Sheets	2020	2019
Contract assets	$3,501	$2,472
Contract liabilities	6,879	6,999